Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
These consolidated financial statements have been prepared and presented in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for rate-regulated entities, and are in Canadian dollars unless otherwise indicated.
These consolidated financial statements include the accounts of the Corporation and its subsidiaries. They reflect the equity method of accounting for entities in which Fortis has significant influence, but not control, and proportionate consolidation for assets that are jointly owned with non-affiliated entities.
Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash, cash held in margin accounts, and short-term deposits with initial maturities of three months or less from the date of deposit.
Allowance for Credit Losses
Allowance for Credit Losses
Fortis and its subsidiaries recognize an allowance for credit losses to reduce accounts receivable for amounts estimated to be uncollectible. The allowance for credit losses is estimated based on historical collection patterns, sales, and current and forecast economic and other conditions. Accounts receivable are written off in the period in which they are deemed uncollectible.

Inventories	Inventories Inventories, consisting of materials and supplies, gas, fuel and coal in storage, are measured at the lower of weighted average cost and net realizable value.
Regulatory Assets and Liabilities
Regulatory Assets and Liabilities
Regulatory assets and liabilities arise as a result of the utility rate-setting process and are subject to regulatory approval. Regulatory assets represent future revenues and/or receivables associated with certain costs incurred that will be, or are expected to be, recovered from customers in future periods through the rate-setting process. Regulatory liabilities represent: (i) future reductions or limitations of increases in revenue associated with amounts that will be, or are expected to be, refunded to customers through the rate-setting process; or (ii) obligations to provide future service that customers have paid for in advance.
Certain remaining recovery and settlement periods are those expected by management and the actual periods could differ based on regulatory approval.
Investments	Investments Investments are reviewed annually for potential impairment in value. Impairments are recognized when identified.
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment ("PPE") are recognized at cost less accumulated depreciation. Contributions in aid of construction by customers and governments are recognized as a reduction in the cost of, and are amortized in a manner consistent with, the related PPE.

Depreciation rates of the Corporation's regulated utilities include a provision for estimated future removal costs not identified as a legal obligation. The provision is recognized as a long-term regulatory liability (Note 8) against which actual removal costs are netted when incurred.

The Corporation's regulated utilities derecognize PPE on disposal or when no future economic benefits are expected from their use. Upon derecognition, any difference between cost and accumulated depreciation, net of salvage proceeds, is charged to accumulated depreciation. No gain or loss is recognized.

Through methodologies established by their respective regulators, the Corporation's regulated utilities capitalize: (i) overhead costs that are not directly attributable to specific PPE but relate to the overall capital expenditure plan; and (ii) an allowance for funds used during construction ("AFUDC"). The debt component of AFUDC for 2024 totalled $74 million (2023 - $56 million) and is reported as a reduction of finance charges and the equity component is reported as other income (Note 22). Both components are recorded to earnings through depreciation expense over the estimated service lives of the applicable PPE.

Excluding UNS Energy and Central Hudson, PPE includes inventory held for the development, construction and betterment of other assets. As required by its regulators, UNS Energy and Central Hudson recognize such items as inventory until used and reclassifies them to PPE once put into service.

Repairs and maintenance costs are charged to earnings in the period incurred. Replacements and betterments that extend the useful lives of PPE are capitalized.

PPE is depreciated using the straight-line method based on the estimated service lives of the assets. Depreciation rates for regulated PPE are approved by the respective regulators and ranged from 0.5% to 33.0% for 2024 (2023 - 0.5% to 35.0%). The weighted average composite rate of depreciation, before reduction for amortization of contributions in aid of construction, was 2.7% for 2024 (2023 – 2.6%).

The service life ranges and weighted average remaining service life of PPE as at December 31 were as follows.

	2024		2023
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	32	5-80	31
Gas	18-83	37	18-95	38
Transmission
Electric	20-85	42	20-90	41
Gas	10-80	35	10-85	36
Generation	2-95	22	2-95	23
Other	3-80	13	3-80	10

Intangible Assets
Intangible Assets
Intangible assets are recorded at cost less accumulated amortization. Their useful lives are assessed to be either indefinite or finite.

Intangible assets with indefinite useful lives are not amortized and are tested for impairment annually, either individually or, where the particular entity also has goodwill, at the reporting unit level in conjunction with goodwill impairment testing. An annual review is completed to determine whether the indefinite life assessment continues to be supportable. If not, the resultant changes are made prospectively.

Intangible assets with finite lives are amortized using the straight-line method based on the estimated service lives of the assets. Amortization rates for regulated intangible assets are approved by the respective regulators and ranged from 1.0% to 33.0% for 2024 (2023 – 1.0% to 33.0%).
The Corporation's regulated utilities derecognize intangible assets on disposal or when no future economic benefits are expected from their use. Upon derecognition any difference between the cost and accumulated amortization of the asset, net of salvage proceeds, is charged to accumulated amortization. No gain or loss is recognized.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Corporation reviews the valuation of PPE, intangible assets with finite lives, and other long-term assets when events or changes in circumstances indicate that the total undiscounted cash flows expected to be generated by the asset may be below carrying value. If that is determined to be the case, the asset is written down to estimated fair value and an impairment loss is recognized.

Goodwill
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets related to business acquisitions.

Goodwill at each of the Corporation's reporting units is tested for impairment annually and whenever an event or change in circumstances indicates that fair value may be below carrying value. If so determined, goodwill is written down to estimated fair value and an impairment loss is recognized.

The Corporation performs a qualitative assessment on each reporting unit, and if it is determined that it is not likely that fair value is less than carrying value, then a quantitative estimate of fair value is not required. When a quantitative assessment is performed, the primary method for estimating fair value of the reporting units is the income approach, whereby net cash flow projections are discounted. Underlying estimates and assumptions, with varying degrees of uncertainty, include the amount and timing of expected future cash flows, growth rates, and discount rates. A secondary valuation, the market approach along with a reconciliation of the total estimated fair value of all the reporting units to the Corporation's market capitalization, is also performed and evaluated.

Deferred Financing Costs	Deferred Financing Costs Issue costs, discounts and premiums are recognized against, and amortized over the life of, the related long-term debt.
Employee Future Benefits
Employee Future Benefits
Fortis and each subsidiary maintain one or a combination of defined benefit pension ("DBP") and defined contribution pension plans, as well as other post-employment benefit ("OPEB") plans, including certain health and dental coverage and life insurance benefits, for qualifying members. The costs of defined contribution pension plans are expensed as incurred.

For DBP and OPEB plans, the projected or accumulated benefit obligation and net benefit costs are actuarially determined using the projected benefits method prorated on service and management's best estimate of expected plan investment performance, salary escalation, retirement ages of employees and, for OPEB plans, expected health care costs. Discount rates reflect market interest rates on high‑quality bonds with cash flows that match the timing and amount of expected pension or OPEB payments.

DBP and OPEB plan assets are recognized at fair value. For the purpose of determining defined benefit pension cost, FortisBC Energy and Newfoundland Power use the market-related value whereby investment returns in excess of, or below, expected returns are recognized in the asset value over a period of three years.

The excess of any cumulative net actuarial gain or loss over 10% of the greater of: (i) the projected or accumulated benefit obligation; and (ii) the fair value or market-related value, as applicable, of plan assets at the beginning of the fiscal year, along with unamortized past service costs, are deferred and amortized over the average remaining service period of active employees.

The net funded or unfunded status of DBP and OPEB plans, measured as the difference between the fair value of the plan assets and the projected or accumulated benefit obligation, is recognized on the Corporation's consolidated balance sheets.
For most of the Corporation's regulated utilities, any difference between DBP or OPEB plan costs ordinarily recognized under U.S. GAAP and those recovered from customers in current rates is subject to deferral account treatment and is expected to be recovered from, or refunded to, customers in future rates. In addition, any unamortized balances related to net actuarial gains and losses, past service costs and transitional obligations associated with DBP or OPEB plans, as applicable, which would otherwise be recognized in accumulated other comprehensive income, are subject to deferral account treatment
Leases
Leases
A right-of-use asset and lease liability is recognized for leases with a lease term greater than 12 months. The right-of-use asset and liability are both measured at the present value of future lease payments, excluding variable payments that are based on usage or performance. Future lease payments include both lease components (e.g., rent, real estate taxes and insurance costs) and non-lease components (e.g., common area maintenance costs), which Fortis accounts for as a single lease component. The present value is calculated using the rate implicit in the lease or a lease-specific secured interest rate based on the remaining lease term. Renewal options are included in the lease term when it is reasonably certain that the option will be exercised.

Finance leases are depreciated over the lease term, except where: (i) ownership of the asset is transferred at the end of the lease term, in which case depreciation is over the estimated service life of the underlying asset; and (ii) the regulator has approved a different recovery methodology for rate-setting purposes, in which case the timing of the expense recognition will conform to the regulator's requirements.

Revenue Recognition
Revenue Recognition
Most revenue is derived from energy sales and the provision of transmission services to customers based on regulator-approved tariff rates. Most contracts have a single performance obligation, being the delivery of energy or the provision of transmission services. No component of the transaction price is allocated to unsatisfied performance obligations. Energy sales are generally measured in kilowatt hours, gigajoules or transmission load delivered. The billing of energy sales is based on customer meter readings, which occur systematically throughout each month. The billing of transmission services at ITC is based on peak monthly load.

FortisAlberta is a distribution company and is required by its regulator to arrange and pay for transmission services with the Alberta Electric System Operator ("AESO"). This includes the collection of transmission revenue from its customers, which occurs through the transmission component of its regulator-approved rates. FortisAlberta reports transmission revenue and expenses on a net basis.

Electricity, gas and transmission service revenue includes an estimate for unbilled energy consumed or service provided since the last meter reading that has not been billed at the end of the reporting period. Sales estimates generally reflect an analysis of historical consumption in relation to key inputs, such as current energy prices, population growth, economic activity, weather conditions and system losses. Unbilled revenue accruals are adjusted in the periods actual consumption becomes known.

Generation revenue from non-regulated operations is recognized on delivery at contracted fixed or market rates.

Variable consideration is estimated at the most likely amount and reassessed at each reporting date until the amount is known. Variable consideration, including amounts subject to a future regulatory decision, is recognized as a refund liability until entitlement is probable.

Revenue excludes sales and municipal taxes collected from customers.

The Corporation has elected not to assess or account for any significant financing components associated with revenue billed in accordance with equal payment plans as the period between the transfer of energy to customers and the customers' payment is less than one year.

Stock-Based Compensation
Stock-Based Compensation
Fortis recognizes liabilities associated with directors' deferred share units ("DSUs"), performance share units ("PSUs") and restricted share units ("RSUs"). DSUs represent cash-settled awards whereas PSUs and RSUs represent cash or share-settled awards. The fair value of these liabilities is based on the five-day volume weighted average price ("VWAP") of the Corporation's common shares at the end of each reporting period. The fair value of the PSU liability is also based on the expected payout probability, based on historical performance in accordance with the defined metrics of each grant and management's best estimate.
Compensation expense is recognized on a straight-line basis over the vesting period, which for PSUs and RSUs is over the lesser of three years or the period to retirement eligibility and for DSUs is at the time of grant. Forfeitures are accounted for as they occur.
Foreign Currency Translation
Foreign Currency Translation
Assets and liabilities of the Corporation's foreign operations, all of which have a U.S. dollar functional currency, are translated at the exchange rate in effect at the balance sheet date and the resultant unrealized translation gains and losses are recognized in accumulated other comprehensive income. The exchange rate as at December 31, 2024 was US$1.00=CA$1.44 (2023 – US$1.00=CA$1.32).

Revenue and expenses of the Corporation's foreign operations are translated at the average exchange rate for the reporting period, which was US$1.00=CA$1.37 for 2024 (2023 - US$1.00=CA$1.35).

Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate prevailing at the balance sheet date. Revenue and expenses denominated in foreign currencies are translated at the exchange rate prevailing at the transaction date. Translation gains and losses are recognized in earnings.
Translation gains and losses on foreign currency-denominated debt that is designated as an effective hedge of foreign net investments are recognized in other comprehensive income.
Derivatives and Hedging
Derivatives and Hedging
Derivatives Not Designated as Hedges
Derivatives not designated as hedges are used by: (i) Fortis, to manage cash flow risk associated with forecast U.S. dollar cash inflows and forecast future cash settlements of DSU, PSU and RSU obligations; and (ii) UNS Energy, to meet forecast load and reserve requirements. Aitken Creek, to its date of disposition, utilized derivatives to manage commodity price risk, capture natural gas price spreads, and manage the financial risk of physical transactions (Note 21). Derivatives are measured at fair value with changes thereto recognized in earnings.

Derivatives not designated as hedges are also used by UNS Energy, Central Hudson and FortisBC Energy to reduce energy price risk associated with purchased power and gas requirements. The settled amounts of these derivatives are generally included in regulated rates, as permitted by the respective regulators. These derivatives are measured at fair value with changes recognized as regulatory assets or liabilities for recovery from, or refund to, customers in future rates (Note 8).

Derivatives that meet the normal purchase or normal sale scope exception are not measured at fair value and settled amounts are recognized in earnings as energy supply costs.

Derivatives Designated as Hedges
Fortis, ITC and Central Hudson use cash flow hedges, from time to time, to manage interest rate risk. Unrealized gains and losses are initially recognized in accumulated other comprehensive income and reclassified to earnings when the underlying hedged transaction affects earnings.

The Corporation's earnings from, and net investments in, foreign subsidiaries and certain equity-accounted investments are exposed to fluctuations in the U.S. dollar-to-Canadian dollar exchange rate. The Corporation has hedged a portion of this exposure through U.S. dollar-denominated debt at the corporate level. Exchange rate fluctuations associated with the translation of this debt and the foreign net investments are recognized in accumulated other comprehensive income.

Presentation of Derivatives
The fair value of derivatives is recognized as current or long-term assets and liabilities depending on the timing of settlements and resulting cash flows. Derivatives under master netting agreements and collateral positions are presented on a gross basis. Cash flows associated with the settlement of all derivatives are presented in operating activities in the consolidated statements of cash flows.

Income Taxes
Income Taxes
The Corporation and its taxable subsidiaries follow the asset and liability method of accounting for income taxes. Current income tax expense or recovery is recognized for the estimated income taxes payable or receivable in the current year.

Deferred income tax assets and liabilities are recognized for temporary differences between the tax and accounting basis of assets and liabilities, as well as for the benefit of losses available to be carried forward to future years for tax purposes that are "more likely than not" to be realized. They are measured using enacted income tax rates and laws in effect when the temporary differences are expected to be recovered or settled. The effect of a change in income tax rates on deferred income tax assets and liabilities is recognized in earnings in the period when the change occurs. Valuation allowances are recognized when it is "more likely than not" that all of, or a portion of, a deferred income tax asset will not be realized.

Customer rates at ITC, UNS Energy, Central Hudson and Maritime Electric reflect current and deferred income tax. Customer rates at FortisAlberta reflect current income tax. Customer rates at FortisBC Energy, FortisBC Electric, Newfoundland Power and FortisOntario reflect current income tax and, for certain regulatory balances, deferred income tax. Caribbean Utilities, FortisTCI and Fortis Belize are not subject to income tax.
Differences between the income tax expense or recovery recognized under U.S. GAAP and reflected in current customer rates, which is expected to be recovered from, or refunded to, customers in future rates, are recognized as regulatory assets or liabilities
Fortis does not recognize deferred income taxes on temporary differences related to investments in foreign subsidiaries where it intends to indefinitely reinvest earnings. The difference between the carrying values of these foreign investments and their tax bases, resulting from unrepatriated earnings and currency translation adjustments, is approximately $8.1 billion as at December 31, 2024 (2023 - $6.3 billion). If such earnings are repatriated, the Corporation may be subject to income taxes and foreign withholding taxes. The determination of the amount of unrecognized deferred income tax liabilities on such amounts is impractical.

Tax benefits associated with actual or expected income tax positions are recognized when the "more likely than not" recognition threshold is met. The tax benefits are measured at the largest amount of benefit that is greater than 50% likely to be realized upon settlement.

Income tax interest and penalties are recognized as income tax expense when incurred.

Asset Retirement Obligations
Asset Retirement Obligations
The Corporation's subsidiaries have asset retirement obligations ("AROs") associated with certain generation, transmission, distribution and interconnection assets, including land and environmental remediation and/or asset removal. These assets and related licences, permits, rights-of-way and agreements are reasonably expected to effectively exist and operate in perpetuity due to their nature. Consequently, where the final date and cost of remediation and/or removal of the noted assets cannot be reasonably determined, AROs have not been recognized.

Otherwise, AROs are recognized at fair value in the period incurred as an increase in PPE and long-term other liabilities (Note 16) if a reasonable estimate of fair value can be determined. Fair value is estimated as the present value of expected future cash outlays, discounted at a credit-adjusted risk-free interest rate. The increase in the liability due to the passage of time is recognized through accretion and the capitalized cost is depreciated over the useful life of the asset. Accretion and depreciation expense are deferred as a regulatory asset or liability based on regulatory recovery of these costs. Actual settlement costs are recognized as a reduction in the accrued liability.

Contingencies
Contingencies
Fortis and its subsidiaries are subject to various legal proceedings and claims that arise in the normal course of business. Management makes judgments regarding the future outcome of contingent events and recognizes a loss based on its best estimate when it is determined that such loss, or range of loss, is probable and can be reasonably estimated. Legal fees are expensed as incurred. When a loss is recoverable in future rates, a regulatory asset is also recognized.

Management regularly reviews current information to determine whether recognized provisions should be adjusted and new provisions are required. However, estimating probable losses requires considerable judgment about potential actions by third parties and matters are often resolved over long periods of time. Actual outcomes may differ materially from the amounts recognized.

Use of Accounting Estimates
Use of Accounting Estimates
The preparation of these consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and judgments, including those arising from matters dependent upon the finalization of regulatory proceedings, that affect the reported amounts of assets, liabilities, revenues, expenses, gains and losses. Management evaluates these estimates on an ongoing basis based upon historical experience, current conditions, and assumptions believed to be reasonable at the time they are made, with any adjustments being recognized in the period they become known. Actual results may differ significantly from these estimates.

New Accounting Policies and Future Accounting Pronouncements
New Accounting Policies
Segment Reporting: The Corporation adopted ASU No. 2023-07, Improvements to Reportable Segment Disclosures, for the year ended December 31, 2024 and will adopt it for interim periods beginning in 2025. This update requires disclosure of incremental segment information, including significant segment expenses and other items that are included in segment profit or loss. This adoption of this standard did not materially impact Fortis' disclosures.

Future Accounting Pronouncements
The Corporation considers the applicability and impact of all Accounting Standards Updates ("ASUs") issued by the Financial Accounting Standards Board. Any ASUs not included in these consolidated financial statements were assessed and determined to be either not applicable to the Corporation or are not expected to have a material impact on the consolidated financial statements.

Income Taxes: ASU No. 2023-09, Improvements to Income Tax Disclosures, is effective for Fortis on January 1, 2025 on a prospective basis, with retrospective application and early adoption permitted. The ASU requires additional disclosure of income tax information by jurisdiction to reflect an entity's exposure to potential changes in tax legislation, and associated risks and opportunities. Fortis does not expect the ASU to materially impact its disclosures.

Expense Disaggregation: ASU No. 2024-03, Disaggregation of Income Statement Expenses, is effective for Fortis on January 1, 2027 for annual periods and on January 1, 2028 for interim periods, on a prospective basis, with retrospective application and early adoption permitted. The ASU requires detailed disclosure of certain expense categories included on the consolidated statements of earnings, including energy supply costs, operating expenses, and depreciation and amortization expense. Fortis is assessing the impact on its disclosures.